LOANS TO THIRD PARTIES	6 Months Ended
Dec. 31, 2023
LOANS TO THIRD PARTIES
LOANS TO THIRD PARTIES

NOTE 6. LOANS TO THIRD PARTIES

Loans to third parties consisted of the following:

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Working fund to third party companies	¥123,055,874	¥97,874,144	$13,785,285
Less: Long term portion	—	(18,500,000)	(2,605,671)
Loans to third parties	¥123,055,874	¥79,374,144	$11,179,614

Loans to third parties are mainly used for short-term funding to support the Company’s external business partners and at the same time the Company can earn interest income from these loans. Most of these loans bear interest and have terms of no more than one year, except one of the loans to third party has term of three years. The Company periodically reviewed the loans to third parties as to whether their carrying values remain realizable. The Company believes that the risk associated with the above loans are relatively low based on the evaluation of the creditworthiness of these third-party debtors and the relationships with them. As the date of this report, approximately 63.1%, or ¥61.8 million ($8.7 million) was collected by the Company and the remaining part was expected to be paid in full by end of January 2025.